Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,185	$ 1,254
Work-in-process	757	747
Finished goods	3,667	3,689
Total Inventories	$ 5,609	$ 5,690